Prepayments and other current assets (Summay of provision for other current assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Balance at beginning of year	¥ 16,905	$ 2,459	¥ 4,856	¥ 0
Addition	4,200	611	13,332	5,297
Reversal	(901)	(131)	0	0
Write-offs	0	0	(1,283)	(441)
Balance at end of period	20,204	2,939	16,905	4,856
Prepaid Expenses And Other Current Asset [Member]
Balance at beginning of year	30,632	4,455	25,622	0
Addition	6,009	874	32,476	25,622
Reversal	(6,740)	(980)	0	0
Transfer-out	0	0	(27,466)	0
Write-offs	0	0	0	0
Balance at end of period	¥ 29,901	$ 4,349	¥ 30,632	¥ 25,622